COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2023 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	2.9%
BANKS	0.3%
Citigroup, Inc., 7.125% to 9/30/23, Series J(a),(b)		110,700	$2,816,208
Western Alliance Bancorp, 4.25% to 9/30/26, Series A(a),(b)		198,686	4,265,788

			7,081,996

FINANCIAL	0.2%
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		236,132	6,035,534

INSURANCE	1.1%
LIFE/HEALTH INSURANCE	0.8%
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a),(b)		298,000	7,864,220
Lincoln National Corp., 9.00%, Series D(b)		407,253	11,708,524

			19,572,744

REINSURANCE	0.3%
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(a)		240,800	6,414,912

TOTAL INSURANCE			25,987,656

PIPELINES	0.3%
Energy Transfer LP, 7.625% to 8/15/23, Series D(a),(b)		184,100	4,453,379
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b)		120,000	2,880,000

			7,333,379

UTILITIES	1.0%
ELECTRIC—FOREIGN	0.5%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(a)		134,649	3,359,493
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(a)		353,487	8,200,898

			11,560,391

GAS—DISTRIBUTION	0.5%
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		441,514	11,271,852

TOTAL UTILITIES			22,832,243

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$70,259,121)			69,270,808

		Principal Amount		Value
PREFERRED SECURITIES—CAPITAL SECURITIES	73.9%
BANKS	22.9%
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		$33,971,000		$34,069,516
Bank of America Corp., 6.125% to 4/27/27, Series TT(a),(b)		7,530,000		7,556,355
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		40,690,000		40,766,497
Bank of America Corp., 6.30% to 3/10/26, Series DD(a),(b)		7,135,000		7,254,155
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		34,553,000		34,810,834
Bank of New York Mellon Corp./The, 4.70% to 9/20/25, Series G(a),(b)		2,129,000		2,086,361
Citigroup, Inc., 3.875% to 2/18/26, Series X(a),(b)		18,628,000		17,052,071
Citigroup, Inc., 5.90% (3 Month US LIBOR + 4.23%) (FRN)(b),(c)		14,388,000		14,487,433
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		21,592,000		21,068,918
Citigroup, Inc., 8.87% (3 Month US LIBOR + 4.068%), Series O (FRN)(b),(c)		27,415,000		27,702,858
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)		4,250,000		4,207,415
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)		1,300,000		1,291,587
CoBank ACB, 6.45% to 10/1/27, Series K(a),(b)		9,540,000		9,655,870
Comerica, Inc., 5.625% to 7/1/25, Series A(a),(b)		11,062,000		10,872,130
Corestates Capital II, 5.48% (3 Month US LIBOR + 0.65%), due 1/15/27, 144A (TruPS) (FRN)(c),(d)		15,000,000		14,240,229
Corestates Capital III, 5.176% (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (TruPS) (FRN)(c),(d)		24,981,000		23,653,814
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(d)		7,425,000		6,979,500
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(d)		8,000	†	800,500
First Maryland Capital II, 5.29% (3 Month US LIBOR + 0.85%), due 2/1/27 (TruPS) (FRN)(c)		10,000,000		9,455,042
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)		10,279,000		10,214,756
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a),(b)		7,752,000		7,284,315
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		12,729,000		12,705,133
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		44,400,000		44,875,302
KeyCorp Capital I, 5.494% (3 Month US LIBOR + 0.74%), due 7/1/28 (TruPS) (FRN)(c)		17,390,000		16,098,871
PNC Financial Services Group, Inc./The, 6.20% to 9/15/27, Series V(a),(b)		11,395,000		11,426,906
PNC Financial Services Group, Inc./The, 8.118% (3 Month US LIBOR + 3.678%), Series O (FRN)(b),(c)		24,286,000		24,348,448
SVB Financial Group, 4.00% to 5/15/26, Series C(a),(b)		10,030,000		8,042,741
SVB Financial Group, 4.25% to 11/15/26, Series D(a),(b)		13,552,000		10,853,797
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		31,494,000		31,257,795

		Principal Amount	Value
Truist Financial Corp., 5.419% (3 Month US LIBOR + 0.65%), due 3/15/28 (TruPS) (FRN)(c)		$20,003,000	$18,765,936
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)		39,900,000	36,807,750
Wells Fargo & Co., 5.292% (3 Month US LIBOR + 0.50%), due 1/15/27, (FRN)(c)		12,920,000	12,216,269
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		10,900,000	10,874,930

			543,784,034

BANKS—FOREIGN	17.6%
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		7,000,000	6,971,580
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)		11,985,000	11,669,315
Bank of Nova Scotia/The, 8.625% to 10/27/27, due 10/27/82 (Canada)(a)		11,200,000	11,933,267
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(e)		3,200,000	3,059,968
Barclays PLC, 6.375% to 12/15/25 (United Kingdom)(a),(b),(e),(f)		3,200,000	3,713,343
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(e)		12,400,000	12,384,500
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a),(b),(e)		27,800,000	27,984,870
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a),(b),(e),(f)		14,600,000	18,407,870
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(d),(e)		3,700,000	3,663,000
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(d),(e)		9,000,000	9,060,795
BNP Paribas SA, 7.75% to 8/16/29, 144A (France)(a),(b),(d),(e)		32,200,000	33,407,500
BNP Paribas SA, 9.25% to 11/17/27, 144A (France)(a),(b),(d),(e)		6,800,000	7,401,800
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(d),(e)		22,797,000	22,576,314
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(d),(e)		27,800,000	27,855,600
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(d),(e)		21,510,000	19,966,810
Credit Suisse Group AG, 9.75% to 6/23/27, 144A (Switzerland)(a),(b),(d),(e)		11,500,000	11,183,750
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(e)		11,600,000	10,985,954
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(e)		7,600,000	7,438,766
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(b),(e),(f)		8,600,000	8,465,625
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(d),(e)		5,400,000	5,111,084
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(e)		7,000,000	6,957,440
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(e)		16,100,000	15,983,275
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(e)		11,000,000	10,532,500
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(e)		14,251,000	14,428,496
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(d),(e)		6,000,000	5,947,500

		Principal Amount	Value
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a),(b),(e),(f)		$6,000,000	$6,010,050
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(e)		20,800,000	20,748,000
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(d),(e)		8,600,000	8,712,875
Societe Generale SA, 9.375% to 11/22/27, 144A (France)(a),(b),(d),(e)		8,000,000	8,610,000
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(d),(e)		13,700,000	13,772,884
Toronto-Dominion Bank/The, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)		12,400,000	13,190,500
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)		8,300,000	8,261,197
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(d),(e)		16,050,000	15,989,331
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)		4,000,000	4,042,500

			416,428,259

ELECTRIC	3.8%
American Electric Power Co., Inc., 2.031%, due 3/15/24		20,180,000	19,504,898
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a),(b)		14,239,000	12,815,100
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		5,552,000	5,207,221
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		7,040,000	6,800,530
Southern California Edison Co., 4.70%, due 6/1/27, Series D		3,100,000	3,116,520
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(a)		6,951,000	6,067,154
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(a)		8,140,000	7,764,176
Southern Co./The, 4.475%, due 8/1/24		17,800,000	17,617,410
Southern Co./The, 5.113%, due 8/1/27		11,400,000	11,604,957

			90,497,966

ELECTRIC—FOREIGN	2.6%
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(b),(d)		5,000,000	4,870,000
Electricite de France SA, 6.00% to 1/29/26, Series EMTN (France)(a),(b),(f)		9,000,000	10,337,314
Electricite de France SA, 7.50% to 9/6/28, Series EMTN (France)(a),(b),(f)		6,000,000	6,698,498
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(a)		39,090,000	38,538,174

			60,443,986

		Principal Amount	Value
FINANCIAL	4.3%
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(a),(d)		$5,035,000	$4,332,177
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(a),(d)		470,000	364,450
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)		31,279,000	28,859,569
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		62,274,000	62,099,633
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a),(b),(e),(f)		6,200,000	6,200,013

			101,855,842

INSURANCE	14.4%
FINANCE	0.2%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144A(a),(d)		4,504,000	3,861,009

LIFE/HEALTH INSURANCE	4.7%
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52, 144A(a),(d)		14,230,000	14,175,644
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		8,810,000	8,566,704
Lincoln National Corp., 9.25% to 12/1/27, Series C(a),(b)		5,782,000	6,403,565
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(a)		11,959,000	11,748,103
Prudential Financial, Inc., 5.375% to 5/15/25, due 5/15/45(a)		3,812,000	3,742,262
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(a)		49,494,000	49,306,665
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(b),(d)		9,770,000	7,511,176
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(a)		9,928,000	9,892,160

			111,346,279

LIFE/HEALTH INSURANCE—FOREIGN	5.6%
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(a),(b),(d)		28,850,000	28,550,596
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(f)		13,946,000	13,971,103
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)(a),(b),(d)		1,600,000	1,584,000
Kyobo Life Insurance Co., Ltd., 5.90% to 6/15/27, due 6/15/52, 144A (South Korea)(a),(d)		4,000,000	3,919,000
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(a),(d)		17,280,000	17,149,159

		Principal Amount	Value
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(a),(d)		$38,600,000	$38,224,081
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a),(b),(e),(f)		8,200,000	6,957,495
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(a),(d)		21,600,000	21,637,091

			131,992,525

MULTI-LINE	0.6%
Hartford Financial Services Group, Inc./The, 6.731% (3 Month US LIBOR + 2.125%), due 2/12/47, Series ICON, 144A (FRN)(c),(d)		16,381,000	14,050,803

PROPERTY CASUALTY	0.2%
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)		7,480,000	6,179,263

PROPERTY CASUALTY—FOREIGN	2.7%
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(d)		8,700,000	8,591,250
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(a),(f)		11,661,000	11,648,788
QBE Insurance Group Ltd., 7.50% to 11/24/23, due 11/24/43, 144A (Australia)(a),(d)		25,995,000	26,195,780
Sompo Japan Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(a),(d)		17,995,000	17,968,165

			64,403,983

REINSURANCE	0.4%
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(a),(d)		11,622,000	10,021,370

TOTAL INSURANCE			341,855,232

OIL & GAS—FOREIGN	1.2%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b)		29,362,000	28,400,395

PIPELINES—FOREIGN	1.7%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(a)		3,500,000	3,328,967
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(a)		4,369,000	4,161,690
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(a)		7,850,000	7,867,377
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a)		25,019,000	24,388,521

			39,746,555

		Principal Amount	Value
REAL ESTATE—RETAIL—FOREIGN	0.5%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(a),(d)		$13,500,000	$12,614,040

TELECOMMUNICATION—COMMUNICATIONS—FOREIGN	0.8%
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(a),(f)		18,200,000	17,885,322

UTILITIES	4.1%
ELECTRIC	2.3%
Edison International, 5.00% to 12/15/26, Series B(a),(b)		7,115,000	6,343,663
Edison International, 5.375% to 3/15/26, Series A(a),(b)		9,173,000	8,592,172
Sempra Energy, 4.125% to 1/1/27, due 4/1/52(a)		14,580,000	12,784,420
Sempra Energy, 4.875% to 10/15/25(a),(b)		27,980,000	26,930,750

			54,651,005

ELECTRIC—FOREIGN	1.8%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(a)		15,516,000	13,130,105
Enel SpA, 6.375% to 4/16/28, Series EMTN (Italy)(a),(b),(f)		5,000,000	5,557,909
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(a),(d)		24,000,000	24,204,423

			42,892,437

TOTAL UTILITIES			97,543,442

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,828,451,013)			1,751,055,073

CORPORATE BONDS	20.9%
COMMUNICATIONS—TOWERS	0.4%
American Tower Corp., 1.45%, due 9/15/26		5,000,000	4,432,474
American Tower Corp., 3.65%, due 3/15/27		1,600,000	1,520,891
SBA Communications Corp., 3.875%, due 2/15/27		4,000,000	3,700,083

			9,653,448

ELECTRIC	5.1%
Dominion Energy, Inc., 3.071%, due 8/15/24		14,541,000	14,114,276
DTE Energy Co., 2.529%, due 10/1/24, Series C		5,900,000	5,666,839
DTE Energy Co., 4.22%, due 11/1/24		11,180,000	11,053,844
Duke Energy Corp., 5.00%, due 12/8/25		8,400,000	8,464,809
Georgia Power Co., 2.20%, due 9/15/24, Series A		5,500,000	5,284,889
NextEra Energy Capital Holdings, Inc., 4.255%, due 9/1/24		24,500,000	24,297,905
NextEra Energy Capital Holdings, Inc., 4.45%, due 6/20/25		4,620,000	4,593,808
Southern California Edison Co., 0.70%, due 4/3/23		4,390,000	4,363,528

		Principal Amount	Value
Southern California Edison Co., 1.10%, due 4/1/24		$15,250,000	$14,570,708
Southern California Edison Co., 4.20%, due 6/1/25, Series C		8,880,000	8,772,005
Southern California Edison Co., 5.85%, due 11/1/27		5,500,000	5,792,498
WEC Energy Group, Inc., 4.75%, due 1/9/26		8,885,000	8,909,442
WEC Energy Group, Inc., 5.00%, due 9/27/25		2,000,000	2,011,449
Wisconsin Public Service Corp., 5.35%, due 11/10/25		3,625,000	3,690,431

			121,586,431

ELECTRIC—FOREIGN	1.5%
Emera US Finance LP, 0.833%, due 6/15/24, (Canada)		5,800,000	5,453,824
Enel Finance America LLC, 7.10%, due 10/14/27, 144A (Italy)(d)		1,400,000	1,501,467
Enel Finance International NV, 4.25%, due 6/15/25, 144A (Italy)(d)		9,150,000	8,962,446
Enel Finance International NV, 4.625%, due 6/15/27, 144A (Italy)(d)		14,000,000	13,702,746
Enel Finance International NV, 6.80%, due 10/14/25, 144A (Italy)(d)		5,000,000	5,183,837

			34,804,320

ENERGY	0.2%
East Ohio Gas Co./The, 1.30%, due 6/15/25, 144A(d)		4,270,000	3,898,206

FINANCIAL	2.2%
BGC Partners, Inc., 3.75%, due 10/1/24		7,000,000	6,752,435
BGC Partners, Inc., 4.375%, due 12/15/25		4,000,000	3,785,309
Ford Motor Credit Co. LLC, 3.37%, due 11/17/23		3,635,000	3,553,028
General Motors Financial Co., Inc., 3.80%, due 4/7/25		4,500,000	4,372,615
General Motors Financial Co., Inc., 5.624% (SOFR + 1.30%), due 4/7/25, (FRN)(c)		6,425,000	6,374,010
Morgan Stanley, 5.488% (SOFR + 1.165%), due 4/17/25, (FRN)(c)		15,000,000	15,042,860
National Rural Utilities Cooperative Finance Corp., 1.875%, due 2/7/25, Series MTN		11,920,000	11,286,392

			51,166,649

FINANCIAL—FOREIGN	0.3%
AerCap Ireland Capital DAC Trust, 1.65%, due 10/29/24, (Ireland)		8,120,000	7,599,328

INTEGRATED TELECOMMUNICATIONS SERVICES	2.1%
AT&T, Inc., 0.90%, due 3/25/24		12,000,000	11,482,420
AT&T, Inc., 2.875% to 3/2/25, Series B(a),(b)		6,000,000	6,032,902
T-Mobile USA, Inc., 2.25%, due 2/15/26		6,420,000	5,959,368
T-Mobile USA, Inc., 2.625%, due 4/15/26		10,000,000	9,297,677
T-Mobile USA, Inc., 3.50%, due 4/15/25		4,500,000	4,371,571
Verizon Communications, Inc., 5.706% (3 Month US LIBOR + 1.1%), due 5/15/25 (FRN)(c)		13,211,000	13,395,466

			50,539,404

		Principal Amount	Value
MEDIA	0.0%
Warnermedia Holdings, Inc., 3.788%, due 3/15/25, 144A(d)		$1,095,000	$1,058,265

PIPELINES—FOREIGN	0.6%
Enbridge, Inc., 1.60%, due 10/4/26 (Canada)		5,940,000	5,311,012
Enbridge, Inc., 2.15%, due 2/16/24 (Canada)		3,735,000	3,624,959
Enbridge, Inc., 4.786% (SOFR + 0.63%), due 2/16/24, (FRN) (Canada)(c)		4,735,000	4,719,172

			13,655,143

REAL ESTATE	8.2%
DIVERSIFIED	0.4%
National Retail Properties, Inc., 3.90%, due 6/15/24		3,760,000	3,699,728
Necessity Retail REIT, Inc./The/ American Finance Operating Partner LP, 4.50%, due 9/30/28, 144A(d)		7,695,000	5,856,106

			9,555,834

FINANCE	0.8%
Essex Portfolio LP, 3.875%, due 5/1/24		1,400,000	1,376,207
Newmark Group, Inc., 6.125%, due 11/15/23		8,930,000	8,918,854
Retail Opportunity Investments Partnership LP, 4.00%, due 12/15/24		10,200,000	9,804,941

			20,100,002

HEALTH CARE	1.4%
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, due 8/1/26		1,600,000	1,457,504
Sabra Health Care LP, 5.125%, due 8/15/26		8,433,000	8,161,692
Welltower OP LLC, 3.625%, due 3/15/24		5,560,000	5,469,820
Welltower OP LLC, 4.00%, due 6/1/25		9,344,000	9,140,104
Welltower OP LLC, 4.50%, due 1/15/24		8,289,000	8,238,253

			32,467,373

NET LEASE	2.1%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, due 12/15/27, 144A(d)		5,415,000	4,580,843
Realty Income Corp., 4.60%, due 2/6/24		9,200,000	9,163,797
Realty Income Corp., 4.875%, due 6/1/26		6,996,000	7,045,915

		Principal Amount	Value
VICI Properties LP/VICI Note Co., Inc., 3.50%, due 2/15/25, 144A (d)		$13,799,000	$13,147,411
VICI Properties LP/VICI Note Co., Inc., 3.75%, due 2/15/27, 144A (d)		6,500,000	6,013,608
VICI Properties LP/VICI Note Co., Inc., 4.25%, due 12/1/26, 144A (d)		2,650,000	2,504,359
WP Carey, Inc., 4.60%, due 4/1/24		7,610,000	7,532,653

			49,988,586

OFFICE	1.3%
Alexandria Real Estate Equities, Inc., 3.80%, due 4/15/26		5,000,000	4,883,937
Hudson Pacific Properties LP, 5.95%, due 2/15/28		4,300,000	4,160,954
Kilroy Realty LP, 3.45%, due 12/15/24		22,569,000	21,805,895

			30,850,786

RETAIL	0.3%
Retail Opportunity Investments Partnership LP, 5.00%, due 12/15/23		6,600,000	6,608,745

SELF STORAGE	0.3%
CubeSmart LP, 4.00%, due 11/15/25		7,789,000	7,588,553

SHOPPING CENTERS—COMMUNITY CENTER	1.0%
Federal Realty Investment Trust, 3.95%, due 1/15/24		9,200,000	9,098,665
Kimco Realty Corp., 2.70%, due 3/1/24		6,459,000	6,300,625
Kimco Realty Corp., 3.85%, due 6/1/25		5,550,000	5,370,995
Kimco Realty Corp., 4.45%, due 1/15/24		2,362,000	2,336,983

			23,107,268

SPECIALTY	0.6%
Equinix, Inc., 1.00%, due 9/15/25		3,000,000	2,711,567
Equinix, Inc., 2.625%, due 11/18/24		12,046,000	11,572,035

			14,283,602

TOTAL REAL ESTATE			194,550,749

UTILITIES	0.3%
National Rural Utilities Cooperative Finance Corp., 1.00%, due 10/18/24, Series D		8,020,000	7,515,199

TOTAL CORPORATE BONDS (Identified cost—$517,308,731)			496,027,142

		Shares	Value
SHORT-TERM INVESTMENTS	1.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 4.18%(g)		26,344,581	$26,344,581

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$26,344,581)			26,344,581

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,442,363,446)	98.8%		2,342,697,604
OTHER ASSETS IN EXCESS OF LIABILITIES	1.2		28,466,294

NET ASSETS	100.0%		$2,371,163,898

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	11,528,892	USD	12,329,573	2/2/23	$(204,066)
Brown Brothers Harriman	EUR	5,000,000	USD	5,376,950	2/2/23	(58,801)
Brown Brothers Harriman	GBP	27,353,847	USD	32,929,929	2/2/23	(793,248)
Brown Brothers Harriman	USD	17,957,649	EUR	16,528,892	2/2/23	11,741
Brown Brothers Harriman	USD	33,716,899	GBP	27,353,847	2/2/23	6,278
Brown Brothers Harriman	EUR	17,035,944	USD	18,540,797	3/2/23	(13,447)
Brown Brothers Harriman	GBP	26,556,596	USD	32,751,586	3/2/23	(8,777)

						$(1,060,320)

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Security converts to floating rate after the indicated fixed-rate coupon period.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Variable rate. Rate shown is in effect at January 31, 2023.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $585,914,794 which represents 24.7% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $392,792,685 or 16.6% of the net assets of the Fund.

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $135,128,607 which represents 5.7% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Rate quoted represents the annualized seven-day yield.

Country Summary	% of Net Assets
United States	60.2
United Kingdom	7.6
France	6.9
Canada	6.7
Japan	5.8
Switzerland	2.8
Italy	2.7
Australia	2.5
Netherlands	1.1
Other (includes short-term investments)	3.7

100.0

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—$25 Par Value	$69,270,808	$—	$—	$69,270,808
Preferred Securities—Capital Securities	—	1,751,055,073	—	1,751,055,073
Corporate Bonds	—	496,027,142	—	496,027,142
Short-Term Investments	—	26,344,581	—	26,344,581

Total Investments in Securities(a)	$69,270,808	$2,273,426,796	$—	$2,342,697,604

Forward Foreign Currency Exchange Contracts	$—	$18,019	$—	$18,019

Total Derivative Assets(a)	$—	$18,019	$—	$18,019

Forward Foreign Currency Exchange Contracts	$—	$(1,078,339)	$—	$(1,078,339)

Total Derivative Liabilities(a)	$—	$(1,078,339)	$—	$(1,078,339)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity for the nine months ended January 31, 2023:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$54,107,668